HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-5795 - PremierSolutions Standard (Series A)

333-72042          HV-6779 - PremierSolutions Standard (Series A-II)

333-151805        HV-6776 - Premier Innovations(SM)

333-151805        HV-6778 - Premier Innovations(SM) (Series II)

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Supplement dated November 18, 2015 to your Prospectus

FUND OPENING

JPMORGAN SMALL CAP EQUITY FUND - CLASS A

Effective immediately, the JPMorgan Small Cap Equity Fund Sub-Account will be re-opened.  All references in the Prospectus to the Fund being closed are deleted.

This supplement should be retained with the prospectus for future reference.